Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Disclosure Accounts Receivable Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Non-Trade and Notes Receivable - The non-trade and notes receivable caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2014	2013
Notes receivable	$117,400	$111,531
Reverse repurchase agreements	54,772	—
Accounts receivable, other	216,265	110,394
Total	$388,437	$221,925

Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for Doubtful Accounts Receivable, Current	$ 16,040	$ 14,824
Notes Receivable, Current	117,400	111,531
Receivable under reverse repurchase agreement	54,772	0
Non-trade accounts receivable	216,265	110,394
Non-trade and notes receivable	$ 388,437	$ 221,925